Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Condensed Financial Information (Parent Company Only)

The following condensed financial statements are for Union Bankshares, Inc. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Union Bankshares, Inc. and Subsidiary.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
Years Ended December 31, 2011 and 2010

	2011	2010
	(Dollars in thousands)
ASSETS
Cash	$69	$128
Investment securities available-for-sale	121	109
Investment in subsidiary - Union	40,159	41,562
Other assets	788	734
Total assets	$41,137	$42,533

LIABILITIES AND STOCKHOLDERS' EQUITY

LIABILITIES
Other liabilities	$798	$808
Total liabilities	798	808
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,286 shares issued at December 31, 2011 and 4,921,786 shares issued at December 31, 2010	9,847	9,844
Additional paid-in capital	276	244
Retained earnings	38,385	37,623
Treasury stock at cost; 466,082 shares at December 31, 2011 and December 31, 2010	(3,823)	(3,823)
Accumulated other comprehensive loss	(4,346)	(2,163)
Total stockholders' equity	40,339	41,725

Total liabilities and stockholders' equity	$41,137	$42,533

The investment in the subsidiary bank is carried under the equity method of accounting. The investment in subsidiary and cash, which is on deposit with Union, have been eliminated in consolidation.

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF INCOME
Years Ended December 31, 2011 and 2010

	2011	2010
	(Dollars in thousands)
Revenues
Dividends - bank subsidiary - Union	$4,650	$4,786
Other dividends	1	1
Other income	22	22
Total revenues	4,673	4,809
Expenses
Interest	26	24
Stock based compensation expense	9	25
Administrative and other	307	370
Total expenses	342	419
Income before applicable income tax benefit and equity in undistributed net income of subsidiary	4,331	4,390
Applicable income tax benefit	(111)	(133)
Income before equity in undistributed net income of subsidiary	4,442	4,523
Equity in undistributed net income - Union	777	1,064
Net income	$5,219	$5,587

UNION BANKSHARES, INC. (PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years Ended December 31, 2011 and 2010

	2011	2010
	(Dollars in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$5,219	$5,587
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Union	(777)	(1,064)
Stock based compensation expense	9	25
Increase in other assets	(55)	(39)
(Decrease) increase in other liabilities	(10)	39
Net cash provided by operating activities	4,386	4,548
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available-for-sale	(14)	(16)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(4,457)	(4,458)
Issuance of common stock	26	—
Purchase of treasury stock	—	(99)
Net cash used by financing activities	(4,431)	(4,557)
Net decrease in cash	(59)	(25)
CASH
Beginning of year	128	153
End of year	$69	$128
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	$26	$24